Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
December 31, 2024
MAG-K6-NPRT3-0325
1.9893881.105
Common Stocks - 98.4%
	Shares	Value ($)
CANADA - 1.1%
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	1,140	3,525,130
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	4,660	3,264,025
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd	106,770	3,468,708
UNITED STATES - 95.2%
Communication Services - 9.0%
Interactive Media & Services - 9.0%
Alphabet Inc Class A	55,760	10,555,368
Alphabet Inc Class C	31,310	5,962,676
Meta Platforms Inc Class A	21,088	12,347,235
		28,865,279
Consumer Discretionary - 10.3%
Broadline Retail - 5.3%
Amazon.com Inc (a)	77,565	17,016,986
Hotels, Restaurants & Leisure - 2.6%
Hilton Worldwide Holdings Inc	17,041	4,211,854
Marriott International Inc/MD Class A1	14,540	4,055,787
		8,267,641
Specialty Retail - 2.4%
AutoZone Inc (a)	1,176	3,765,552
O'Reilly Automotive Inc (a)	3,225	3,824,205
		7,589,757
TOTAL CONSUMER DISCRETIONARY		32,874,384

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	6,494	5,950,257
Financials - 10.8%
Capital Markets - 4.0%
Ares Management Corp Class A	22,450	3,974,323
Moody's Corp	8,794	4,162,816
S&P Global Inc	9,103	4,533,567
		12,670,706
Financial Services - 4.4%
Mastercard Inc Class A	12,578	6,623,197
Visa Inc Class A	23,173	7,323,595
		13,946,792
Insurance - 2.4%
Arthur J Gallagher & Co	14,203	4,031,522
Marsh & McLennan Cos Inc	19,010	4,037,914
		8,069,436
TOTAL FINANCIALS		34,686,934

Health Care - 8.4%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp (a)	48,080	4,294,506
Health Care Providers & Services - 2.0%
UnitedHealth Group Inc	12,507	6,326,791
Life Sciences Tools & Services - 2.8%
Danaher Corp	18,402	4,224,179
Thermo Fisher Scientific Inc	8,748	4,550,972
		8,775,151
Pharmaceuticals - 2.3%
Eli Lilly & Co	9,715	7,499,980
TOTAL HEALTH CARE		26,896,428

Industrials - 17.7%
Aerospace & Defense - 3.8%
GE Aerospace	27,770	4,631,759
HEICO Corp Class A	19,352	3,601,020
TransDigm Group Inc	3,148	3,989,397
		12,222,176
Building Products - 1.3%
Trane Technologies PLC	10,900	4,025,915
Commercial Services & Supplies - 3.4%
Cintas Corp	19,894	3,634,634
Copart Inc (a)	67,226	3,858,100
Waste Connections Inc (United States)	18,902	3,243,205
		10,735,939
Construction & Engineering - 1.2%
Quanta Services Inc	12,421	3,925,657
Electrical Equipment - 2.5%
AMETEK Inc	19,697	3,550,581
Eaton Corp PLC	13,095	4,345,838
		7,896,419
Machinery - 2.3%
Ingersoll Rand Inc	37,840	3,423,006
Westinghouse Air Brake Technologies Corp	20,490	3,884,700
		7,307,706
Professional Services - 1.0%
Verisk Analytics Inc	12,978	3,574,530
Trading Companies & Distributors - 2.2%
United Rentals Inc	4,987	3,513,043
Watsco Inc	7,360	3,487,830
		7,000,873
TOTAL INDUSTRIALS		56,689,215

Information Technology - 32.3%
Communications Equipment - 2.7%
Arista Networks Inc	42,866	4,737,979
Motorola Solutions Inc	8,752	4,045,437
		8,783,416
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	57,492	3,992,819
IT Services - 1.1%
Gartner Inc (a)	7,162	3,469,774
Semiconductors & Semiconductor Equipment - 14.2%
Broadcom Inc	52,580	12,190,147
KLA Corp	6,147	3,873,348
Lam Research Corp	53,410	3,857,804
NVIDIA Corp	186,610	25,059,858
		44,981,157
Software - 13.1%
Cadence Design Systems Inc (a)	14,889	4,473,549
Intuit Inc	7,236	4,547,826
Microsoft Corp	57,608	24,281,772
Oracle Corp	30,030	5,004,199
Synopsys Inc (a)	7,545	3,662,041
		41,969,387
TOTAL INFORMATION TECHNOLOGY		103,196,553

Materials - 4.8%
Chemicals - 2.6%
Linde PLC	10,985	4,599,090
Sherwin-Williams Co/The	10,812	3,675,323
		8,274,413
Construction Materials - 2.2%
Martin Marietta Materials Inc	6,647	3,433,176
Vulcan Materials Co	13,679	3,518,649
		6,951,825
TOTAL MATERIALS		15,226,238

TOTAL UNITED STATES		304,385,288
TOTAL COMMON STOCKS (Cost $174,949,014)		314,643,151

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $5,063,935)	4.36	5,062,922	5,063,935

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $180,012,949)	319,707,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	12,224
NET ASSETS - 100.0%	319,719,310

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,768,947	54,164,956	50,869,944	123,221	(24)	-	5,063,935	5,062,922	0.0%
Fidelity Securities Lending Cash Central Fund	-	27,044,920	27,044,920	810	-	-	-	-	0.0%
Total	1,768,947	81,209,876	77,914,864	124,031	(24)	-	5,063,935	5,062,922

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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